Net Loss Per Share - Schedule of Calculation of Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net loss attributable to Sunlands Technology Group used in basic and diluted net loss per share:
Net loss attributable to ordinary shareholders		¥ (394,817)	$ (56,713)	¥ (927,022)	¥ (918,578)
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	[1]	6,830,058	6,830,058	6,294,870	3,945,864
Net loss per share
Basic and diluted | (per share)		¥ (57.81)	$ (8.30)	¥ (147.27)	¥ (232.80)

[1]	Each 25 American depositary shares ("ADSs") represents one of the Company's Class A ordinary shares.